Shareholder Fees {- Fidelity International Value Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity International Value Fund Retail PRO-06 | Fidelity International Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none